CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 146,148	$ 157,621
Marketable securities	41,845	42,073
Restricted cash	1,013	1,013
Accounts receivable, net of allowance of $7,872 and $8,580 as of December 31, 2012 and March 31, 2013, respectively	109,953	112,765
Prepaid expenses	19,023	17,171
Deferred income taxes, net	9,902	15,954
Other current assets	24,042	20,303
Total current assets	351,926	366,900
Long-term marketable securities	4,108	4,778
Property and equipment, net	430,928	418,966
Long-term deferred income taxes, net	232,873	195,012
Goodwill	122,715	379,415
Other intangible assets, net	199,446	214,685
Other long-term assets	19,757	19,654
Total assets	1,361,753	1,599,410
Current liabilities:
Accounts payable	17,271	18,792
Accrued payroll and related expenses	22,792	31,003
Other accrued liabilities	143,514	129,572
Deferred revenue	51,287	51,690
Current portion of long-term debt and capital lease obligations	1,399	1,375
Total current liabilities	236,263	232,432
Long-term debt and capital lease obligations	613,666	614,890
Other long-term liabilities	32,455	33,284
Total liabilities	882,384	880,606
Stockholders' equity:
Convertible preferred stock, $0.01 par value, 100,000 shares authorized, 0 shares issued and outstanding as of December 31, 2011 and September 30, 2012	0	0
Common stock, $0.01 par value, 300,000 shares authorized, 196,919 and 197,242 shares issued as of December 31, 2012 and March 31, 2013, respectively, and 106,193 and 105,677 shares outstanding as of December 31, 2011 and September 30, 2012, respectively	1,972	1,969
Additional paid-in capital	2,054,950	2,057,974
Accumulated deficit	(842,563)	(606,148)
Treasury stock, at cost, 94,180 shares as of December 31, 2012 and March 31, 2013	(735,003)	(735,003)
Accumulated other comprehensive income	13	12
Total stockholders' equity	479,369	718,804
Total liabilities and stockholders' equity	$ 1,361,753	$ 1,599,410